RISK MANAGEMENT (Details 19) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 383,653			$ 630,688
Liabilities	45,276,036	$ 15,172.9		45,516,281
Liquidity risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	276,041,139			240,298,938
Liabilities	230,362,686			207,690,098
Liquidity risk [member] | Trading derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	509,351			743,531
Liquidity risk [member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	40,840,666			35,176,430
Liquidity risk [member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	67,563,454			61,229,166
Liquidity risk [member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	58,656,060			51,684,382
Liquidity risk [member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	505,920			328,816
Liquidity risk [member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,441,874			6,353,738
Liquidity risk [member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	21,002,945			23,123,032
Liquidity risk [member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	25,266,760			19,418,016
Liquidity risk [member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,935,935			3,629,519
Liquidity risk [member] | Hedging derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	13,464			46,276
Liquidity risk [member] | Other Liabilitiese [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	6,626,258			5,957,192
Liquidity risk [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,159,152			2,772,298
Liquidity risk [member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	23,219,631			20,961,966
Liquidity risk [member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,167,181			2,646,977
Liquidity risk [member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	127,055,148			104,256,128
Liquidity risk [member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	58,770,228			57,009,314
Liquidity risk [member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	30,987,645			25,688,513
Liquidity risk [member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	548,194			548,779
Liquidity risk [member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,758,829			1,766,048
Liquidity risk [member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	415,738			496,179
Liquidity risk [member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	56,531			131,819
Liquidity risk [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	482,636			589,415
Liquidity risk [member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	23,420,225			23,431,502
Non-Sensitive [Member] | Liquidity risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	27,648,122			24,020,917
Liabilities	4,351,782			5,957,192
Non-Sensitive [Member] | Liquidity risk [member] | Trading derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Hedging derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Other Liabilitiese [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,351,782			5,957,192
Non-Sensitive [Member] | Liquidity risk [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,745,261			0
Non-Sensitive [Member] | Liquidity risk [member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-Sensitive [Member] | Liquidity risk [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	482,636			589,415
Non-Sensitive [Member] | Liquidity risk [member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	23,420,225			23,431,502
Less Than One Month [Member] | Liquidity risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	21,966,095			20,432,762
Liabilities	118,178,961			106,254,453
Less Than One Month [Member] | Liquidity risk [member] | Trading derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	120,429			406,656
Less Than One Month [Member] | Liquidity risk [member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	40,840,666			35,176,430
Less Than One Month [Member] | Liquidity risk [member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	9,583,488			9,280,758
Less Than One Month [Member] | Liquidity risk [member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	58,656,060			51,684,382
Less Than One Month [Member] | Liquidity risk [member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	471,645			309,940
Less Than One Month [Member] | Liquidity risk [member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,274,983			5,877,059
Less Than One Month [Member] | Liquidity risk [member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	1,963,636			1,279,413
Less Than One Month [Member] | Liquidity risk [member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	52,468			2,166,658
Less Than One Month [Member] | Liquidity risk [member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	36,954			28,507
Less Than One Month [Member] | Liquidity risk [member] | Hedging derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	13,345			44,650
Less Than One Month [Member] | Liquidity risk [member] | Other Liabilitiese [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	2,165,287			0
Less Than One Month [Member] | Liquidity risk [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	913,190			820,683
Less Than One Month [Member] | Liquidity risk [member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	622,057			944,879
Less Than One Month [Member] | Liquidity risk [member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	649,833			529,014
Less Than One Month [Member] | Liquidity risk [member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	14,641,827			11,627,160
Less Than One Month [Member] | Liquidity risk [member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,524,515			5,039,323
Less Than One Month [Member] | Liquidity risk [member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	263,314			146,691
Less Than One Month [Member] | Liquidity risk [member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	49,932			39,582
Less Than One Month [Member] | Liquidity risk [member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			783,812
Less Than One Month [Member] | Liquidity risk [member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	249,305			377,946
Less Than One Month [Member] | Liquidity risk [member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	52,122			123,672
Less Than One Month [Member] | Liquidity risk [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Less Than One Month [Member] | Liquidity risk [member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From one to six months [Member] | Liquidity risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	47,767,497			36,703,200
Liabilities	34,737,201			32,373,070
From one to six months [Member] | Liquidity risk [member] | Trading derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	377,898			164,753
From one to six months [Member] | Liquidity risk [member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From one to six months [Member] | Liquidity risk [member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	21,734,913			24,443,943
From one to six months [Member] | Liquidity risk [member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From one to six months [Member] | Liquidity risk [member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			2,292
From one to six months [Member] | Liquidity risk [member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	166,891			476,679
From one to six months [Member] | Liquidity risk [member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	6,359,672			5,799,940
From one to six months [Member] | Liquidity risk [member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	5,780,195			1,233,436
From one to six months [Member] | Liquidity risk [member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	258,909			251,343
From one to six months [Member] | Liquidity risk [member] | Hedging derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	119			684
From one to six months [Member] | Liquidity risk [member] | Other Liabilitiese [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	58,605			0
From one to six months [Member] | Liquidity risk [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	310,701			541,799
From one to six months [Member] | Liquidity risk [member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,968,847			1,531,453
From one to six months [Member] | Liquidity risk [member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	934,821			880,233
From one to six months [Member] | Liquidity risk [member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	30,985,969			22,248,731
From one to six months [Member] | Liquidity risk [member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	12,114,983			10,345,530
From one to six months [Member] | Liquidity risk [member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,228,796			727,017
From one to six months [Member] | Liquidity risk [member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	117,240			116,175
From one to six months [Member] | Liquidity risk [member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	238			222,986
From one to six months [Member] | Liquidity risk [member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	103,245			85,736
From one to six months [Member] | Liquidity risk [member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,657			3,540
From one to six months [Member] | Liquidity risk [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From one to six months [Member] | Liquidity risk [member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From six to twelve months [Member] | Liquidity risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,162,052			25,048,818
Liabilities	20,300,540			18,540,171
From six to twelve months [Member] | Liquidity risk [member] | Trading derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	3,918			85,827
From six to twelve months [Member] | Liquidity risk [member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Liquidity risk [member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	15,150,201			12,490,712
From six to twelve months [Member] | Liquidity risk [member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Liquidity risk [member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			16,584
From six to twelve months [Member] | Liquidity risk [member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Liquidity risk [member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,262,502			4,459,671
From six to twelve months [Member] | Liquidity risk [member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	531,963			1,241,972
From six to twelve months [Member] | Liquidity risk [member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	301,372			244,463
From six to twelve months [Member] | Liquidity risk [member] | Hedging derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			942
From six to twelve months [Member] | Liquidity risk [member] | Other Liabilitiese [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	50,583			0
From six to twelve months [Member] | Liquidity risk [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	619,023			331,319
From six to twelve months [Member] | Liquidity risk [member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,810,606			1,506,568
From six to twelve months [Member] | Liquidity risk [member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,576,581			1,219,842
From six to twelve months [Member] | Liquidity risk [member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	15,378,967			14,210,565
From six to twelve months [Member] | Liquidity risk [member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,186,854			6,034,277
From six to twelve months [Member] | Liquidity risk [member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,434,850			846,720
From six to twelve months [Member] | Liquidity risk [member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	119,397			129,340
From six to twelve months [Member] | Liquidity risk [member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	163			747,269
From six to twelve months [Member] | Liquidity risk [member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	33,859			18,311
From six to twelve months [Member] | Liquidity risk [member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,752			4,607
From six to twelve months [Member] | Liquidity risk [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From six to twelve months [Member] | Liquidity risk [member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
More Than One Year [Member] | Liquidity risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	150,497,373			134,093,241
Liabilities	52,794,200			44,565,212
More Than One Year [Member] | Liquidity risk [member] | Trading derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	7,107			86,295
More Than One Year [Member] | Liquidity risk [member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Liquidity risk [member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	21,094,851			15,013,753
More Than One Year [Member] | Liquidity risk [member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Liquidity risk [member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	34,275			0
More Than One Year [Member] | Liquidity risk [member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Liquidity risk [member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	8,417,134			11,584,008
More Than One Year [Member] | Liquidity risk [member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	18,902,134			14,775,950
More Than One Year [Member] | Liquidity risk [member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,338,700			3,105,206
More Than One Year [Member] | Liquidity risk [member] | Hedging derivatives Liabilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Liquidity risk [member] | Other Liabilitiese [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Liquidity risk [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,316,239			1,078,497
More Than One Year [Member] | Liquidity risk [member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,818,121			16,979,066
More Than One Year [Member] | Liquidity risk [member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	5,946			17,888
More Than One Year [Member] | Liquidity risk [member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	66,048,385			56,169,672
More Than One Year [Member] | Liquidity risk [member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	34,943,876			35,590,184
More Than One Year [Member] | Liquidity risk [member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,060,685			23,968,085
More Than One Year [Member] | Liquidity risk [member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	261,625			263,682
More Than One Year [Member] | Liquidity risk [member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,013,167			11,981
More Than One Year [Member] | Liquidity risk [member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,329			14,186
More Than One Year [Member] | Liquidity risk [member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
More Than One Year [Member] | Liquidity risk [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
More Than One Year [Member] | Liquidity risk [member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 0			$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.